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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 25,2000

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      565 12690.00 SH       SOLE                 12690.00
AMERICAN HOME PRODUCTS CORP    com              026609107      294  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    16651 141712.00SH       SOLE                141712.00
APOLLO GROUP                   com              037604105    17134 611939.00SH       SOLE                611939.00
AUTOMATIC DATA PROCESSING      com              053015103    37490 699938.00SH       SOLE                699938.00
BANK ONE CORP                  com              06423a103      207  7808.00 SH       SOLE                  7808.00
BP AMOCO PLC ADR               com              055622104      329  5824.00 SH       SOLE                  5824.00
BRISTOL-MYERS SQUIBB           com              110122108      213  3664.00 SH       SOLE                  3664.00
CINTAS CORP                    com              172908105    21518 586508.00SH       SOLE                586508.00
CITIGROUP INC.                 com              894190107      391  6483.00 SH       SOLE                  6483.00
COCA-COLA CO                   com              191216100     9173 159712.00SH       SOLE                159712.00
COX COMMUNICATIONS INC CLASS A com              224044107     6994 153500.00SH       SOLE                153500.00
ELAN PLC ADR                   com              284131208    23600 487224.00SH       SOLE                487224.00
EMC CORP                       com              268648102     8225 106900.00SH       SOLE                106900.00
EMERSON ELEC                   com              291011104    23452 388437.00SH       SOLE                388437.00
EXXON MOBIL CORP               com              30231g102     1380 17576.12 SH       SOLE                 17576.12
FEDL NATL MTG ASSOC            com              313586109      266  5100.00 SH       SOLE                  5100.00
FIRST DATA                     com              319963104      223  4500.00 SH       SOLE                  4500.00
FIRSTAR CORP NEW               com              33763v109      237 11231.00 SH       SOLE                 11231.00
FISERV                         com              337738108     9751 225450.00SH       SOLE                225450.00
GALILEO INTRNTL                com              363547100     1674 80200.00 SH       SOLE                 80200.00
GEMSTAR TV GUIDE INTERNATIONAL com              36866w106     7162 116545.00SH       SOLE                116545.00
GENERAL ELECTRIC               com              369604103    35855 676503.00SH       SOLE                676503.00
HARLEY DAVIDSON                com              412822108    27470 713494.00SH       SOLE                713494.00
HEWLETT-PACKARD                com              428236103      612  4900.00 SH       SOLE                  4900.00
ILLINOIS TOOL WORKS            com              452308109    14857 260649.00SH       SOLE                260649.00
IMMUNEX CORP                   com              452528102     4138 83700.00 SH       SOLE                 83700.00
IMS HEALTH INC                 com              449934108     6661 370050.00SH       SOLE                370050.00
INTEL CORP                     com              458140100      625  4672.00 SH       SOLE                  4672.00
LUCENT TECH                    com              549463107      260  4386.00 SH       SOLE                  4386.00
MANPOWER INC WIS               com              56418h100     8831 275967.00SH       SOLE                275967.00
MARSHALL & ILSLEY              com              571834100      312  7527.00 SH       SOLE                  7527.00
MCLEODUSA INC CL A             com              582266102     9241 446700.00SH       SOLE                446700.00
MEDTRONIC INC                  com              585055106    31687 636126.00SH       SOLE                636126.00
MERCK & CO                     com              589331107    20631 269244.00SH       SOLE                269244.00
MICROSOFT CORP                 com              594918104    16427 205334.00SH       SOLE                205334.00
MOLEX INC                      com              608554101    26866 558262.66SH       SOLE                558262.66
NETWORK APPLIANCE INC          com              64120l104      793  9850.00 SH       SOLE                  9850.00
NORTEL NETWORKS CORP           com              656568102     6038 88470.03 SH       SOLE                 88470.03
NORTHERN TRUST                 com              665859104    16084 247212.00SH       SOLE                247212.00
OMNICOM GROUP INC              com              681919106     9106 102245.00SH       SOLE                102245.00
ORACLE CORPORATION             com              68389x105     4668 55525.00 SH       SOLE                 55525.00
PAYCHEX INC                    com              704326107    28601 680967.69SH       SOLE                680967.69
PEPSICO INC                    com              713448108      282  6350.00 SH       SOLE                  6350.00
PFIZER INC                     com              717081103    48060 1001254.50SH      SOLE               1001254.50
SBC COMMUNICATIONS             com              78387g103      314  7252.00 SH       SOLE                  7252.00
SCHERING-PLOUGH                com              806605101     9555 189202.00SH       SOLE                189202.00
SYSCO CORP                     com              871829107    29074 690174.00SH       SOLE                690174.00
TEXAS INSTRUMENTS              com              882508104      446  6500.00 SH       SOLE                  6500.00

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $544,422

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